Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Entity Registrant Name	SCHWAB INVESTMENTS
Entity Central Index Key	0000869365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2021
Document Effective Date	Dec. 17, 2021
Prospectus Date	Dec. 17, 2021
Schwab® Short-Term Bond Index Fund | Schwab Short-Term Bond Index Fund
Prospectus:
Trading Symbol	SWSBX
Schwab® Treasury Inflation Protected Securities Index Fund | Schwab Treasury Inflation Protected Securities Index Fund
Prospectus:
Trading Symbol	SWRSX
Schwab® U.S. Aggregate Bond Index Fund | Schwab U.S. Aggregate Bond Index Fund
Prospectus:
Trading Symbol	SWAGX
Schwab® Tax-Free Bond Fund | Schwab Tax-Free Bond Fund
Prospectus:
Trading Symbol	SWNTX
Schwab® California Tax-Free Bond Fund | Schwab California Tax-Free Bond Fund
Prospectus:
Trading Symbol	SWCAX
Schwab® Opportunistic Municipal Bond Fund | Schwab Opportunistic Municipal Bond Fund
Prospectus:
Trading Symbol	SWHYX